Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	14,000,000
Maximum Aggregate Offering Price	$ 30,730,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,243.81
Rule 457(f)	true
Amount of Securities Received | shares	14,000,000
Value of Securities Received, Per Share	2.195
Value of Securities Received	$ 30,730,000.00
Fee Note MAOP	$ 30,730,000.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of securities which may become issuable by reason of any stock dividend, stock split, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding securities. The maximum aggregate offering price is based on the maximum number of shares of the Registrant's Class A common stock estimated to be issued in connection with the merger described in the Registration Statement. The maximum aggregate offering price is calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act and solely for purposes of calculating the registration fee. The estimated maximum aggregate offering price is calculated as the product of (i) 14,000,000 shares of the Registrant's Class A common stock and (ii) $2.195, the average of the high and low prices of the Registrant's Class A common stock as reported on the NYSE American on April 9, 2026.